Annual Total Returns - Fidelity Large Cap Growth Enhanced Index Fund [BarChart] - 08.31 Fidelity Enhanced Index Funds Combo PRO-15 - Fidelity Large Cap Growth Enhanced Index Fund - Fidelity Large Cap Growth Enhanced Index Fund
Mar. 18, 2022
Bar Chart Table:
Annual Return 2011	4.43%
Annual Return 2012	13.42%
Annual Return 2013	35.07%
Annual Return 2014	13.88%
Annual Return 2015	3.29%
Annual Return 2016	8.21%
Annual Return 2017	27.14%
Annual Return 2018	(3.77%)
Annual Return 2019	31.45%
Annual Return 2020	35.98%